In Illinois, the AFL-CIO Housing Investment Trust has committed $969 million to 92 projects with 17,347 housing and healthcare units, as listed below. The total development cost of all projects is $2.0 billion, generating some 23.4 million hours of union construction work, since inception.*

	Project Name	Location	Total Units	Jobs*	Commitment	Total Dev Cost
1	Bradford Court Apartments	Addison	200	122	$7,243,000	$15,174,797
2	Alden Gardens	Aurora	121	81	$14,369,500	$15,966,161
3	Alden Horizon at Waterford	Aurora	98	54	$2,952,000	$10,577,538
4	Alden of Waterford	Aurora	165	114	$19,440,000	$21,600,000
5	Sun Prairie at Fox Valley	Aurora	128	67	$10,145,100	$11,272,333
6	Linden Tower / Bensenville Apartment	Bensenville	153	82	$10,500,000	$11,550,000
7	Bloomingdale Horizon Senior Living	Bloomingdale	91	103	$3,325,000	$17,454,001
8	Bloomingdale Young Adult Residence	Bloomingdale	48	18	$2,621,100	$3,083,647
9	Terminals Buildings	Bloomingdale	52	29	$2,699,300	$2,969,230
10	Alden Valley Nursing Home	Bloomington	107	58	$7,801,000	$8,581,100
11	Pathway of River Oaks	Calumet City	109	68	$6,150,000	$13,748,400
12	Victory Center of Calumet City	Calumet City	105	73	$4,400,000	$14,970,571
13	2101 South Michigan Apartments	Chicago	250	247	$32,000,000	$41,850,326
14	30 East Adams Apartments	Chicago	176	222	$44,685,300	$49,755,134
15	Alden Northmoor Nursing Center	Chicago	198	82	$9,194,900	$10,114,390
16	Bronzeville Senior Apartments	Chicago	97	112	$8,792,000	$18,662,571
17	Eden Green Apartments	Chicago	258	254	$16,188,000	$33,529,405
18	Hazel Winthrop Apts	Chicago	30	38	$2,274,400	$6,278,333
19	Hearts United Apartments	Chicago	116	71	$5,700,400	$13,181,647
20	Hearts United Phase III	Chicago	53	39	$3,899,200	$8,046,102
21	Jackson Park Terrace	Chicago	312	295	$21,138,900	$36,690,000
22	JASC Kiero Nursing Home	Chicago	180	49	$6,502,000	$7,152,200
23	Kenmore Plaza Apartments	Chicago	324	112	$22,900,000	$60,686,283
24	Lake Meadows Phase I, II & III	Chicago	2,017	412	$41,325,800	$52,172,543
25	Lake Village East Apartments	Chicago	218	72	$14,300,000	$24,989,585
26	Lakeland HIV & Nursing Center	Chicago	300	82	$11,977,000	$13,174,700
27	Lakeview Towers	Chicago	500	218	$27,943,500	$27,860,000
28	Lathrop Homes Phase IA	Chicago	414	786	$22,000,000	$175,865,785
29	LaVergne Courts Apartments	Chicago	158	71	$8,210,400	$9,031,440
30	Lawless Gardens Apartments Phase I	Chicago	460	108	$13,400,000	$13,400,000
31	Lawless Gardens Apartments Phase II	Chicago	284	85	$10,900,000	$10,900,000
32	Lawndale Terrace and Plaza Court Apartment	Chicago	198	144	$11,940,000	$18,748,367
33	Liberty Village	Chicago	104	58	$4,667,000	$10,976,000
34	Loomis Courts Apartments	Chicago	126	174	$6,035,000	$22,938,538
35	Michigan Beach	Chicago	240	55	$6,390,100	$7,029,110
36	Montclare Senior Residences @ Avalon Park, Phase II	Chicago	122	103	$2,649,500	$22,416,068
37	Monteclare Senior Residences II	Chicago	180	153	$11,200,000	$24,500,000
38	North Center Senior Housing (Martha Wash. Apt.)	Chicago	104	111	$2,090,700	$18,450,000
39	North Town Village	Chicago	116	120	$2,575,000	$23,587,922
40	Paul G. Stewart Apartment III	Chicago	180	143	$16,296,000	$31,426,808
41	Paul Stewart Apartments	Chicago	90	33	$3,733,300	$4,106,630
42	Paul Stewart I & II	Chicago	420	421	$2,500,000	$59,000,000
43	Pioneer Gardens SLF	Chicago	132	125	$11,340,000	$20,808,460
44	Rainbows End	Chicago	55	7	$1,103,100	$1,225,667
45	Randolph Tower Apts	Chicago	310	1,005	$20,000,000	$148,233,500

CONTINUED...

AFL-CIO Housing Investment Trust in Illinois

Since Inception (1984-1Q 2018)

	Project Name	Location	Total Units	Jobs*	Commitment	Total Dev Cost
46	Roosevelt Independence	Chicago	96	52	$4,889,800	$9,300,000
47	Roosevelt Towers - Phase I	Chicago	126	86	$7,230,000	$14,330,000
48	Skyline Apartments (201 North Wells)	Chicago	293	293	$23,742,900	$45,622,373
49	South Park Plaza	Chicago	134	193	$8,800,000	$31,200,000
50	South Shore Beach Apartments	Chicago	330	38	$2,564,700	$5,746,274
51	The Parkways	Chicago	446	409	$24,815,000	$52,271,624
52	Victory Center of Roseland SLF	Chicago	124	120	$8,050,000	$20,660,577
53	Victory Centre @ South Chicago	Chicago	112	82	$10,685,000	$14,962,491
54	West Town Housing Preservation	Chicago	318	542	$60,404,300	$121,182,660
55	Willard Square Apartments	Chicago	100	36	$4,264,300	$4,738,111
56	Alden Nursing Center of Cicero	Cicero	249	73	$9,804,300	$10,784,730
57	Victory Center at Sierra Ridge	Country Club Hills	110	112	$8,200,000	$18,600,000
58	Myers Common Senior Housing	Darien	91	84	$5,200,000	$13,994,011
59	Amber Manor	DeKalb	228	63	$5,007,205	$8,359,812
60	DeKalb Heath Center	DeKalb	90	34	$3,645,000	$4,288,235
61	Golf View Development Center	Des Plaines	128	64	$9,225,000	$10,852,941
62	Alexian Village	Elk Grove Village	104	100	$9,279,000	$16,208,553
63	Walchirk Perlman Apartments	Evanston	201	140	$3,400,000	$24,164,944
64	Poplar Creek Village	Hoffman Estates	121	123	$9,000,000	$21,041,063
65	Freedom Village	Homewood	198	103	$8,200,000	$17,800,000
66	Arbor of Itasca	Itasca	75	17	$2,261,000	$2,487,100
67	Liberty Meadows Estates Phase I	Joliet	74	97	$3,514,000	$17,771,995
68	Liberty Meadows Estates, Phase II	Joliet	42	41	$2,100,000	$8,126,827
69	Liberty Lakes Apartments	Lake Zurich	70	37	$4,800,000	$5,280,000
70	Riverwalk Senior	Lyons	120	64	$5,418,000	$12,978,591
71	Victory Center of Melrose Park	Melrose Park	109	78	$7,150,000	$16,033,336
72	Mt. Vernon Senior Building	Mt. Vernon	50	32	$992,500	$5,876,601
73	Meadowbrook Manor	Naperville	225	87	$9,706,400	$10,677,040
74	Parkway Lakeside Apartments	O'Fallon	232	147	$26,094,000	$28,160,111
75	Olney Nursing Care Center	Olney	120	26	$3,527,800	$3,880,580
76	Alden Nursing Center	Orland Park	200	109	$12,108,907	$14,245,773
77	John M. Evans Supportive Living	Pekin	76	57	$5,617,500	$10,160,488
78	Riverdale Manor Senior Community ILF	Riverdale	96	67	$1,600,000	$10,777,289
79	Renaissance/Goldman	Rock Island	52	39	$1,700,000	$5,954,264
80	Valley View Apartments	Rockford	167	61	$6,417,900	$10,500,000
81	Meadows Residential Home	Rolling Meadows	98	25	$2,702,300	$3,179,176
82	Emerald Village	Schaumberg	97	52	$3,050,000	$8,886,983
83	Alden Northshore of Skokie	Skokie	93	53	$8,388,000	$9,868,235
84	Abraham Lincoln Gardens/Columbia	Springfield	112	42	$5,339,300	$5,873,230
85	Columbia Tower	Springfield	112	41	$5,300,000	$5,830,000
86	Homestead at Montvale	Springfield	160	61	$6,000,000	$11,433,520
87	Villas at Crystal Lake	Swansea	216	140	$23,736,300	$26,373,746
88	Eagle Ridge Apartments	Waukegan	280	121	$20,646,700	$22,940,823
89	Northgate Apartments	Waukegan	363	189	$30,808,300	$37,148,325
90	Woodstock Commons	Woodstock	170	131	$11,400,000	$21,780,000
91	Barton Senior Residence SLF	Zion	130	113	$8,950,000	$19,411,483
92	Zion Senior Cottages	Zion	110	82	$5,740,000	$14,152,093
	TOTAL		17,347	11,632	$968,972,912	$1,989,631,300

* Figures provided by Pinnacle Economics are estimates calculated using an IMPLAN input-output model based on HIT and subsidiary Building America project data. Data current as of March 31, 2018.

Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing. A prospectus containing more complete information may be obtained from the HIT by calling the Marketing and Investor Relations Department collect at 202-331-8055 or by viewing the HIT’s website at www.aflcio-hit.com. The prospectus should be read carefully before investing.

MAY 2018

AFL-CIO Housing Investment Trust in Illinois

Since Inception (1984-1Q 2018)